Goodwill (Tables)	9 Months Ended
Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in goodwill

Changes to the Company’s goodwill balance during the year ended December 31, 2015 and during the nine months ended September 30, 2016 (unaudited) are as follows:

Balance at December 31, 2014	$—
Current period acquisition	1,249,956

Balance at December 31, 2015	$1,249,956
Current period adjustments (unaudited)	—

Balance at September 30, 2016 (unaudited)	$1,249,956